COMPENSATION OF KEY MANAGEMENT PERSONNEL (Tables)	12 Months Ended
Mar. 31, 2025
Related party transactions [abstract]
Disclosure of transactions between related parties
The Company’s outstanding balances with its equity accounted investees are as follows:

	2025	2024
Accounts receivable (Note 11)	$63.2	$58.8
Contract assets	22.3	34.2
Other non-current assets	39.5	22.9
Accounts payable and accrued liabilities (Note 19)	14.9	4.7
Contract liabilities	57.5	64.9

The Company’s transactions with its equity accounted investees are as follows:

	2025	2024
Revenue	$278.7	$258.7
Purchases	1.4	6.0
Other income	2.4	0.6
The compensation expense of key management for employee services recognized in income are as follows:

	2025	2024
Salaries and other short-term employee benefits	$12.5	$6.6
Post-employment benefits – defined benefit plans	2.0	3.8
Costs related to the CEO's terms of departure	6.3	—
Termination benefits	5.0	2.1
Share-based payments expense	22.2	4.4
	$48.0	$16.9